Convertible Notes (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended			2 Months Ended	3 Months Ended	5 Months Ended	8 Months Ended	9 Months Ended		10 Months Ended	12 Months Ended			168 Months Ended
	Mar. 31, 2021	Jan. 31, 2021	Mar. 31, 2020	Sep. 30, 2018	Sep. 30, 2023	Sep. 30, 2019	Oct. 31, 2020	Sep. 30, 2023	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022	Aug. 10, 2023	Dec. 31, 2019	Dec. 31, 2018
Debt
Net proceeds from issuance of convertible notes												$ 45		$ 57,466
Exercise price of warrants (in dollars per share)															$ 11.50
Initial value of warrant liability											$ 3,887
Warrants issued												10	$ 3,877
Modification of convertible debt to remove conversion discount											5,210	5,210
Notional amount	$ 44,692
Accumulated interest	4,426				$ 4			$ 13			$ 1	1,761
Loss on conversion of convertible notes	$ 3,416											(3,416)
Put option
Debt
Convertible notes									$ 1,446	$ 1,446			$ 1,446			$ 2,382	$ 794
Additional Paid-in Capital
Debt
Modification of convertible debt to remove conversion discount												$ 5,210
Series A-6 Preferred Stock
Debt
Conversion price											$ 0.25			$ 0.25
Series A-6 Preferred Stock | Embedded derivative
Debt
Conversion price											$ 0.50			$ 0.50
Series B preferred stock
Debt
Conversion price	$ 0.30
Conversion of shares	4,047,069
Convertible Notes
Debt
Net proceeds from issuance of convertible notes		$ 45		$ 5,000		$ 15,000	$ 9,102			$ 15,545
Interest rate											8.00%	8.00%		8.00%
Conversion price											$ 0.50			$ 0.50
Threshold percentage of price per share paid by the cash purchasers											85.00%
Minimum proceeds to be considered as qualified financing											$ 5,000
Percentage of probability of occurrence of qualified financing											90.00%
Percentage of probability of convertible notes converting at maturity											10.00%
Accrued interest												$ 303
Conversion discount percentage		15.00%	15.00%						15.00%
Percentage of discount modification	15.00%
Interest expense												$ 1,773
Convertible Notes | Series A-6 Preferred Stock
Debt
Warrants to purchase Series B-3 preferred stock (in shares)		385,361	385,361						385,361	385,361			385,361
Exercise price of warrants (in dollars per share)		$ 0.01	$ 0.01						$ 0.01	$ 0.01			$ 0.01